Financial Risk Management - Liquidity Risk - Derivative Financial Liabilities (Details) - Liquidity risk - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management
Derivative financial liabilities	$ 356.9	$ 444.9
3 months or less
Financial Risk Management
Derivative financial liabilities	162.2	216.4
3 months to 1 year
Financial Risk Management
Derivative financial liabilities	93.2	135.9
More than 1 year
Financial Risk Management
Derivative financial liabilities	101.5	92.6
Equity total return swaps - long positions
Financial Risk Management
Derivative financial liabilities	0.4	32.5
Equity total return swaps - long positions | 3 months or less
Financial Risk Management
Derivative financial liabilities	0.4	28.5
Equity total return swaps - long positions | 3 months to 1 year
Financial Risk Management
Derivative financial liabilities		0.1
Equity total return swaps - long positions | More than 1 year
Financial Risk Management
Derivative financial liabilities		3.9
Foreign currency forward and swap contracts
Financial Risk Management
Derivative financial liabilities	134.3	158.8
Foreign currency forward and swap contracts | 3 months or less
Financial Risk Management
Derivative financial liabilities	58.9	97.6
Foreign currency forward and swap contracts | 3 months to 1 year
Financial Risk Management
Derivative financial liabilities	8.8	0.9
Foreign currency forward and swap contracts | More than 1 year
Financial Risk Management
Derivative financial liabilities	66.6	60.3
Other derivative contracts
Financial Risk Management
Derivative financial liabilities	222.2	253.6
Other derivative contracts | 3 months or less
Financial Risk Management
Derivative financial liabilities	102.9	90.3
Other derivative contracts | 3 months to 1 year
Financial Risk Management
Derivative financial liabilities	84.4	134.9
Other derivative contracts | More than 1 year
Financial Risk Management
Derivative financial liabilities	$ 34.9	$ 28.4